Investment Objectives and Goals - Calamos Tax-Aware Collateral ETF	Apr. 10, 2026
Prospectus [Line Items]
Risk/Return [Heading]	Calamos Tax-Aware Collateral ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Calamos Tax-Aware Collateral ETF (the "Fund") is to seek capital appreciation by investing in FLEX options box spreads.